SHARE CAPITAL	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	SHARE CAPITAL
The Company is authorized to issue:
i.1,000,000,000 Exchangeable Class A Limited Voting Shares with a par value of $39.74 per share;
ii.500,000 Class B Limited Voting Shares with a par value of $39.74 per share;
iii.1,000,000,000 Class C Non-Voting Shares with a par value of $1 per share;
iv.100,000,000 Class A Senior Preferred Shares (issuable in series) with a par value of $25 per share;
v.100,000,000 Class B Senior Preferred Shares (issuable in series) with a par value of CAD$25 per share;
vi.1,000,000,000 Class A Junior Preferred Shares (issuable in series) with a par value of $25 per share;
vii.1,000,000,000 Class B Junior Preferred Shares (issuable in series) with a par value of CAD$25 per share.
The share capital of the Company as at June 30, 2022 and December 31, 2021 comprises the following:

	June 30, 2022		December 31, 2021
	Number of shares	Value	Number of shares	Value
Issued
Class A exchangeable shares	10,877,989	$532	10,877,989	$535
Class B shares	24,000	1	24,000	1
Class C shares	34,815,014	1,413	23,544,548	963
Class A Junior Preferred shares	98,351,547	2,459	—	—
Share capital		$4,405		$1,499
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On May 25, 2022, the Company issued 11,270,466 Class C common shares for $450 million and 98,351,547 Class A junior preferred shares for $2.5 billion to Brookfield.